Summary Prospectus

April 1, 2016

Wells Fargo Money Market Fund

Class: Premier Class - WMPXX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated April 1, 2016, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks current income, while preserving capital and liquidity.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.33%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.43%
Fee Waivers	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.20%
1.

The Manager has contractually committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$20
3 Years	$115
5 Years	$218
10 Years	$520

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Regulatory Risk. On July 23, 2014, the Securities and Exchange Commission voted to amend various rules related to money market funds, including Rule 2a-7. There are various compliance dates for these amendments, with the latest being October 14, 2016. In order to comply, the Fund may be required to take certain steps that could affect money market fund investments and operations. The precise nature of these changes and their impact on the Fund and its shareholders has not yet been determined.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargofunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Premier Class as of 12/31 each year1

Highest Quarter: 3rd Quarter 2007	+1.19%
Lowest Quarter: 1st Quarter 2015	+0.00%

Average Annual Total Returns for the periods ended 12/31/2015
	Inception Date of Share Class	1 Year	5 Year	10 Year
Premier Class[1]	3/31/2016	0.01%	0.01%	1.13%
1.

Performance shown prior to the inception date for the Premier Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and higher than those of the Premier Class shares. The Class A shares annual returns are substantially similar to what the Premier Class share returns would be because the Class A and Premier Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

Fund Management

Adviser	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore

Purchase and Sale of Fund Shares

Premier Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Premier Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Premier Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO

PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO MONEY MARKET FUNDS

Wells Fargo California Municipal Money Market Fund

Wells Fargo Money Market Fund
Wells Fargo Municipal Money Market Fund

Wells Fargo National Tax-Free Money Market Fund
  (each a “Fund”, together the “Funds”)

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds had preliminarily designated the Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940. At a meeting held on February 16-17, 2016, the Board of Trustees of the Funds approved the following additional change:

Effective September 1, 2016 (the “Effective Date”), the Funds intend to begin operating as retail money market funds and as such, as of this date, investments in the Funds will be limited to accounts beneficially owned by natural persons.

Before the Effective Date, each Fund will take steps, consistent with published guidance from the Securities and Exchange Commission or its staff, to cause shareholders other than natural persons that beneficially own shares of the Fund to redeem such shares. Effected shareholders will be provided with at least 60 days’ written notice before such involuntary redemption occurs. Following the Effective Date, each Fund may take the same or similar steps to cause shareholders other than natural persons that beneficially own shares of the Fund to redeem such shares.

April 1, 2016                                                                                                             MMR046/P1201SP

SUPPLEMENT TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
STATEMENTS OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
(Each, a “Fund” and together, the “Funds”)

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds (the “Board”) approved the following changes in response to the Securities and Exchange Commission’s 2014 amendments to rules governing money market funds, to become effective on or prior to October 14, 2016:

Retail Money Market Funds

The Board has preliminarily designated the following Funds as “retail money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Retail Money Market Funds”):

  Wells Fargo Advantage Money Market Fund
  Wells Fargo Advantage California Municipal Money Market Fund
  Wells Fargo Advantage Municipal Money Market Fund
  Wells Fargo Advantage National Tax-Free Money Market Fund

The Board has approved preliminary policies and procedures that are reasonably designed to limit all beneficial owners of the Retail Money Market Funds to natural persons and that will be implemented on or prior to October 14, 2016.  The Retail Money Market Funds will continue to use amortized cost to transact at a stable $1.00 net asset value (“NAV”). The Retail Money Market Funds will be required to adopt policies and procedures to authorize the imposition of a fee on redemptions (“liquidity fee”) and/or a suspension of redemptions (“redemption gate”) in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.

Institutional Money Market Funds

The Board has not designated the following Funds as “retail money market funds” (the “Institutional Money Market Funds”):

  Wells Fargo Advantage Heritage Money Market Fund
  Wells Fargo Advantage Cash Investment Money Market Fund
  Wells Fargo Advantage Municipal Cash Management Money Market Fund

The Institutional Money Market Funds will be required to transact at their market-based NAV, rounded to four decimal places. The Institutional Money Market Funds will also be required to adopt policies and procedures to authorize the imposition a liquidity fee and/or redemption gate in the event that a Fund’s weekly liquid assets fall below designated thresholds, subject to the discretion of the Board.  The Institutional Money Market Funds will not be limited to institutional investors, but will continue to be available to retail investors as well.

Government Money Market Funds

The following Funds will continue to be “government money market funds”, within the meaning of amended Rule 2a-7 under the Investment Company Act of 1940 (the “Government Money Market Funds”):

  Wells Fargo Advantage Government Money Market Fund
  Wells Fargo Advantage Treasury Plus Money Market Fund
  Wells Fargo Advantage 100% Treasury Money Market Fund

The Government Money Market Funds will continue to use amortized cost to transact at a stable $1.00 NAV. The Board has determined that it has no current intention of voluntarily adopting liquidity fees or redemption gates for the Government Money Market Funds.

May 21, 2015                                                                                                                      MMAM055/P1203SP